Annual Operating Expenses {- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-11 - Strategic Income Portfolio	Apr. 30, 2021
VIP Strategic Income Portfolio-Initial VIP
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.67%
VIP Strategic Income Portfolio-Service VIP
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.12%
Total annual operating expenses	0.77%
VIP Strategic Income Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual operating expenses	0.92%